UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    February 13, 2002

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:   $114,045

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105     1068 33285.00 SH       SOLE                 31585.00           1700.00
Agilent Technologies           COM              00846U101     1938 67974.00 SH       SOLE                 63474.00           4500.00
American SuperConductor        COM              030111108     1595 130125.00SH       SOLE                120625.00           9500.00
Anadarko Petroleum Corp        COM              032511107     3813 67080.00 SH       SOLE                 62680.00           4400.00
BP p.l.c. ADR                  ADR              055622104     1260 27083.00 SH       SOLE                 27083.00
Bellsouth Corp                 COM              079860102     1669 43755.00 SH       SOLE                 41455.00           2300.00
Campbell Soup Company          COM              134429109      600 20100.00 SH       SOLE                 19100.00           1000.00
Caterpillar, Inc               COM              149123101     5707 109225.00SH       SOLE                102825.00           6400.00
ChevronTexaco Corp             COM              166764100     2374 26491.00 SH       SOLE                 24591.00           1900.00
Cisco Systems, Inc.            COM              17275R102      933 51492.00 SH       SOLE                 44592.00           6900.00
Coca-Cola Company              COM              191216100     3170 67234.00 SH       SOLE                 60634.00           6600.00
Conagra Foods, Inc.            COM              205887102     1905 80150.00 SH       SOLE                 75650.00           4500.00
Dow Chemical                   COM              260543103     2024 59925.00 SH       SOLE                 59925.00
Duke Energy Company            COM              264399106     5915 150660.00SH       SOLE                141260.00           9400.00
El Paso Corp                   COM              28336L109     2184 48960.00 SH       SOLE                 45860.00           3100.00
Emerson Electric               COM              291011104     5385 94300.00 SH       SOLE                 88300.00           6000.00
Exxon Mobil Corp               COM              30231G102     3136 79800.00 SH       SOLE                 75600.00           4200.00
Fuelcell Energy Inc            COM              35952H106     1287 70975.00 SH       SOLE                 70475.00            500.00
Genentech Inc                  COM              368710406      982 18100.00 SH       SOLE                 16600.00           1500.00
General Electric               COM              369604103     3391 84600.00 SH       SOLE                 76800.00           7800.00
Honeywell, Inc                 COM              438516106     3368 99600.00 SH       SOLE                 95000.00           4600.00
Idacorp                        COM              451107106     1248 30750.00 SH       SOLE                 28750.00           2000.00
Ingersoll-Rand Co              COM              456866102      544 13000.00 SH       SOLE                 12000.00           1000.00
Intel Corp                     COM              458140100     5269 167520.00SH       SOLE                157320.00          10200.00
International Rectifier        COM              460254105     3417 97975.00 SH       SOLE                 91975.00           6000.00
Johnson & Johnson              COM              478160104     2928 49540.00 SH       SOLE                 49540.00
Lilly, Eli & Co                COM              532457108     2388 30410.00 SH       SOLE                 29010.00           1400.00
Lucent Technology              COM              549463107      315 50058.00 SH       SOLE                 46558.00           3500.00
Merck & Co., Inc               COM              589331107     4524 76942.00 SH       SOLE                 71342.00           5600.00
Microsoft Corp                 COM              594918104      609  9190.00 SH       SOLE                  2790.00           6400.00
Minnesota Mining               COM              604059105     3839 32480.00 SH       SOLE                 30480.00           2000.00
Oracle Corp.                   COM              68389X105     1878 136020.00SH       SOLE                124020.00          12000.00
Parker-Hannifin Corp.          COM              701094104     1196 26050.00 SH       SOLE                 24300.00           1750.00
Pfizer, Inc                    COM              717081103     3363 84399.00 SH       SOLE                 77524.00           6875.00
Proctor & Gamble               COM              742718109     1626 20554.00 SH       SOLE                 19554.00           1000.00
Qualcomm, Inc.                 COM              747525103     4906 97140.00 SH       SOLE                 90940.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      216  4400.00 SH       SOLE                  4400.00
Schering-Plough Corp           COM              806605101      267  7455.00 SH       SOLE                  7455.00
Southern Co                    COM              842587107     3237 127675.00SH       SOLE                120175.00           7500.00
SunTrust Banks, Inc.           COM              867914103     5037 80332.00 SH       SOLE                 75332.00           5000.00
Synovus Financial Corp         COM              87161C105      965 38522.00 SH       SOLE                 35222.00           3300.00
Texas Instruments              COM              882508104     3593 128310.00SH       SOLE                120510.00           7800.00
Timken Co.                     COM              887389104     2522 155900.00SH       SOLE                145400.00          10500.00
Verizon Communications         COM              92343V104     1412 29750.00 SH       SOLE                 27950.00           1800.00
Wells Fargo                    COM              949746101     3834 88200.00 SH       SOLE                 82700.00           5500.00
Williams Cos., Inc.            COM              969457100     1206 47250.00 SH       SOLE                 44450.00           2800.00